Condensed financial information of the parent company (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Percent of consolidated net assets	25.00%
Minimum reserve percentage of after tax profit	10.00%
Percentage of registered capital	50.00%
Restricted paid in capital and statutory reserve funds (in Dollars)	$ 5,506,343	$ 5,371,012